American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
February 28, 2025

International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 11.7%
ALS Ltd.	615,462	6,229,722
Breville Group Ltd.(1)	118,349	2,601,507
CAR Group Ltd.	187,309	4,356,825
Charter Hall Retail REIT	1,536,346	3,204,628
Guzman y Gomez Ltd.(1)(2)	102,015	2,202,254
JB Hi-Fi Ltd.	94,105	5,411,009
NEXTDC Ltd.(2)	315,838	2,644,406
Pro Medicus Ltd.	15,787	2,516,751
Reliance Worldwide Corp. Ltd.	774,790	2,380,222
Sandfire Resources Ltd.(2)	869,057	5,760,171
SGH Ltd.(1)	150,666	4,865,217
Telix Pharmaceuticals Ltd.(2)	354,853	6,313,906
Ventia Services Group Pty. Ltd.	1,537,912	4,044,423
Zip Co. Ltd.(2)	3,578,000	5,571,669
		58,102,710
Belgium — 1.5%
Aedifica SA	50,877	3,272,984
D'ieteren Group(1)	19,015	3,157,581
Melexis NV	19,980	1,187,363
		7,617,928
Canada — 9.7%
Alamos Gold, Inc., Class A	224,667	5,133,915
Aritzia, Inc.(2)	113,922	5,247,459
AtkinsRealis Group, Inc.	138,841	6,984,516
Brookfield Infrastructure Corp., Class A(1)	122,874	4,919,875
Capstone Copper Corp.(2)	804,804	4,444,710
Colliers International Group, Inc.	21,276	2,735,328
Descartes Systems Group, Inc.(2)	51,954	5,790,981
Element Fleet Management Corp.	124,369	2,487,810
FirstService Corp.	21,899	3,863,641
Hudbay Minerals, Inc.	145,791	1,034,922
Kinaxis, Inc.(2)	29,831	3,251,460
Torex Gold Resources, Inc.(2)	112,692	2,460,646
		48,355,263
Denmark — 1.1%
ALK-Abello AS(2)	190,390	4,076,011
H Lundbeck AS	226,368	1,261,070
		5,337,081
Finland — 0.9%
Konecranes OYJ	61,033	4,361,397
France — 1.8%
Alten SA	21,794	2,003,320
Gaztransport Et Technigaz SA	43,994	6,729,165
		8,732,485
Germany — 6.9%
Auto1 Group SE(2)	268,838	6,495,052
CTS Eventim AG & Co. KGaA	31,042	3,408,467
Eckert & Ziegler SE	33,674	2,019,657
flatexDEGIRO AG	228,470	4,496,508

Redcare Pharmacy NV(2)	32,769	4,001,362
RENK Group AG	40,131	1,247,078
Scout24 SE	53,379	5,221,101
TAG Immobilien AG(2)	230,058	3,373,854
Zalando SE(2)	116,767	4,205,796
		34,468,875
Israel — 3.5%
CyberArk Software Ltd.(2)	15,423	5,611,659
Nova Ltd.(2)	20,621	4,932,131
SimilarWeb Ltd.(2)	293,530	2,800,276
Tower Semiconductor Ltd.(2)	91,288	3,879,740
		17,223,806
Italy — 2.2%
BPER Banca SpA(1)	947,835	7,239,979
De' Longhi SpA	107,436	3,785,464
		11,025,443
Japan — 31.3%
Asics Corp.	311,500	6,975,358
BayCurrent, Inc.	177,900	7,562,854
BIPROGY, Inc.	96,700	2,776,129
CyberAgent, Inc.	419,600	3,137,318
Daiei Kankyo Co. Ltd.	276,800	4,979,300
Fukuoka Financial Group, Inc.(1)	251,100	6,606,349
Furukawa Electric Co. Ltd.	99,900	4,219,630
GENDA, Inc.(1)(2)	330,700	6,008,969
Integral Corp.(1)	102,300	2,385,155
Isetan Mitsukoshi Holdings Ltd.(1)	233,900	3,570,339
Katitas Co. Ltd.(1)	215,800	2,930,057
Kinden Corp.	292,300	6,168,766
Kyushu Railway Co.(1)	162,200	3,889,249
Lifedrink Co., Inc.	256,500	2,675,564
Maruwa Co. Ltd.	21,300	4,810,326
Mebuki Financial Group, Inc.	1,714,600	7,273,186
Miura Co. Ltd.	119,200	2,534,959
Money Forward, Inc.(2)	43,000	1,152,876
MonotaRO Co. Ltd.(1)	178,000	2,990,235
Nippon Gas Co. Ltd.	173,200	2,562,663
Organo Corp.(1)	76,200	3,613,145
PeptiDream, Inc.(2)	183,700	2,514,291
Round One Corp.	708,200	5,369,460
Ryohin Keikaku Co. Ltd.(1)	266,000	7,009,039
Sanrio Co. Ltd.	191,300	8,117,837
Sanwa Holdings Corp.	183,400	5,991,183
SCSK Corp.	50,400	1,259,429
Sojitz Corp.	57,600	1,264,931
Suruga Bank Ltd.(1)	572,700	5,068,236
SWCC Corp.	111,600	4,545,390
TechnoPro Holdings, Inc.	133,600	2,646,761
Tokyo Ohka Kogyo Co. Ltd.	236,300	5,689,429
Tokyo Tatemono Co. Ltd.	237,400	3,790,940
Tomy Co. Ltd.(1)	109,300	2,653,811
Toyo Suisan Kaisha Ltd.	71,700	4,265,609
Tsuruha Holdings, Inc.	59,900	3,655,061
Yokogawa Electric Corp.	117,000	2,243,135

Yonex Co. Ltd.	46,000	713,824
		155,620,793
Netherlands — 1.1%
Arcadis NV	14,354	712,241
InPost SA(2)	187,268	3,240,300
Just Eat Takeaway.com NV(2)	65,078	1,313,759
		5,266,300
New Zealand — 0.6%
Infratil Ltd.	487,388	2,954,552
Norway — 2.7%
DOF Group ASA(2)	411,989	3,255,383
Storebrand ASA	434,654	4,745,421
Subsea 7 SA	364,620	5,627,007
		13,627,811
Spain — 3.2%
Acerinox SA	261,733	3,063,802
Bankinter SA(1)	558,941	5,391,828
Fluidra SA	163,896	3,778,009
Logista Integral SA(1)	136,827	3,924,040
		16,157,679
Sweden — 4.1%
AAK AB	173,727	4,856,636
Beijer Ref AB	120,446	1,798,910
Camurus AB(2)	34,674	2,150,546
Hemnet Group AB	146,204	5,469,339
MIPS AB	64,709	2,939,740
Thule Group AB	106,220	3,422,855
		20,638,026
Switzerland — 5.4%
Aryzta AG(2)	357,560	739,903
Cembra Money Bank AG	11,810	1,267,650
Flughafen Zurich AG	25,292	6,223,308
Georg Fischer AG(1)	53,654	4,158,690
PSP Swiss Property AG	19,575	2,884,275
Siegfried Holding AG(1)	2,761	2,956,354
Swissquote Group Holding SA	12,042	4,935,212
Ypsomed Holding AG	10,103	3,948,357
		27,113,749
United Kingdom — 11.0%
Babcock International Group PLC	154,935	1,309,855
Diploma PLC	120,330	6,858,174
Gamma Communications PLC	179,297	2,990,487
Howden Joinery Group PLC	251,987	2,466,011
Intermediate Capital Group PLC	224,328	6,494,768
Just Group PLC	2,716,877	5,740,128
Marex Group PLC	92,668	3,395,355
Marks & Spencer Group PLC	1,144,280	5,135,791
Savills PLC	185,445	2,434,070
St. James's Place PLC	502,528	6,735,123
Tritax Big Box REIT PLC	2,287,076	4,244,107
UNITE Group PLC	225,658	2,374,799
Weir Group PLC	150,825	4,644,387
		54,823,055
United States — 0.5%
TechnipFMC PLC	87,520	2,576,589
TOTAL COMMON STOCKS (Cost $421,918,671)		494,003,542

EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $23,933)	437	27,479
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $22,469,223)	22,469,223	22,469,223
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $444,411,827)		516,500,244
OTHER ASSETS AND LIABILITIES — (3.7)%		(18,660,860)
TOTAL NET ASSETS — 100.0%		$497,839,384

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.5%
Consumer Discretionary	16.3%
Financials	16.1%
Information Technology	8.9%
Real Estate	7.1%
Health Care	5.6%
Materials	5.5%
Consumer Staples	5.1%
Communication Services	4.9%
Energy	3.7%
Utilities	1.5%
Exchange-Traded Funds	0.0%
Short-Term Investments	4.5%
Other Assets and Liabilities	(3.7)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $54,274,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $57,649,073, which includes securities collateral of $35,179,850.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$8,783,516	$39,571,747	—
Israel	17,223,806	—	—
United Kingdom	3,395,355	51,427,700	—
United States	2,576,589	—	—
Other Countries	—	371,024,829	—
Exchange-Traded Funds	27,479	—	—
Short-Term Investments	22,469,223	—	—
	$54,475,968	$462,024,276	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.